Provisions for legal proceedings (Tables)	12 Months Ended
Dec. 31, 2021
Provisions For Legal Proceedings
Provisions for legal proceedings are set out as follows:

Provisions for legal proceedings are set out as follows:

Current and Non-current liabilities	12.31.2021	12.31.2020
Labor claims	716	706
Tax claims	306	488
Civil claims	820	713
Environmental claims	176	292
Total	2,018	2,199

Summary of Reconciliation of Provisions for Legal Proceedings

	2021	2020
Opening Balance	2,199	3,113
Additions, net of reversals	540	464
Use of provision	(715)	(744)
Revaluation of existing proceedings and interest charges	150	28
Transfer to assets held for sale	(3)	—
Others	11	20
Cumulative translation adjustment	(164)	(682)
Closing Balance	2,018	2,199

Judicial deposits made in connection with legal proceedings are set out in the table below according to the nature of the corresponding lawsuits

Judicial deposits made in connection with legal proceedings are set out in the table below according to the nature of the corresponding lawsuits:

Non-current assets	12.31.2021	12.31.2020
Tax	5,790	5,154
Labor	796	831
Civil	1,275	1,095
Environmental	101	113
Others	76	88
Total	8,038	7,281

Summary of Reconciliation of Judicial Deposits with Legal Proceedings
	2021	2020
Opening Balance	7,281	8,236
Additions	1,145	937
Use	(109)	(86)
Accruals and charges	263	90
Others	3	(4)
Cumulative translation adjustment	(545)	(1,892)
Closing Balance	8,038	7,281

As of December 31, 2021, estimated contingent liabilities for which the possibility of loss is not considered remote are set out in the following table

The estimates of contingent liabilities for legal, administrative and arbitrations proceedings are indexed to inflation and updated by applicable interest rates. As of December 31, 2021, estimated contingent liabilities for which the possibility of loss is not considered remote are set out in the following table:

Nature	12.31.2021	12.31.2020
Tax	24,785	24,511
Labor	7,172	8,179
Civil - General	5,412	4,621
Civil - Environmental	1,192	1,465
Total	38,561	38,776

The tables below detail the main causes of tax, civil, environmental and labor nature, whose expectations of losses are classified as possible

The tables below detail the main causes of tax, civil, environmental and labor nature, whose expectations of losses are classified as possible:

		Estimate
Description of tax matters	12.31.2021	12.31.2020
Plaintiff: Secretariat of the Federal Revenue of Brazil
1) Withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE), Social Integration Program (PIS) and Contribution to Social Security Financing (COFINS) on remittances for payments of vessel charters.

Current status: The claim about the incidence of withholding income tax (Imposto de Renda Retido na Fonte- IRRF) on remittances for payments of vessel charters, occurred from 1999 to 2002, involves the legality of the normative rule issued by the Federal Revenue of Brazil, which ensured no taxation over those remittances. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company, and will continue to defend its opinion.

The other claims, concerning CIDE and PIS/COFINS, involve lawsuits in different administrative and judicial stages, for which the Company understands there is a possible likelihood of loss, since there are legal predictions in line with the position of the Company.

	9,092	9,532
2) Income from foreign subsidiaries and associates located outside Brazil not included in the computation of taxable income (IRPJ and CSLL).
Current status: This claim involves lawsuits in different administrative and judicial stages. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company.	3,890	4,106
3) Requests to compensate federal taxes disallowed by the Brazilian Federal Tax Authority.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2019, the Company obtained a final decision at CARF, canceling part of the debts. In 2021, new tax notices were issued against the Company.	827	781
4) Incidence of social security contributions over contingent bonuses paid to employees.
Current status: Awaiting defense judgment and appeals at the administrative and judicial levels. In 2021, there was a reduction in the value due to a decision favorable to the Company.	706	812
5) Collection of Contribution of Intervention in the Economic Domain (CIDE) on transactions with fuel retailers and service stations protected by judicial injunctions determining that fuel sales were made without gross-up of such tax.
Current status: This claim involves lawsuits in different judicial stages.	428	454
6) Deduction from the basis of calculation of taxable income (income tax - IRPJ and social contribution - CSLL) of several expenses related to employee benefits.
Current status: The claim involves lawsuits in different administrative and judicial stages. The expected loss in one lawsuit is now deemed possible (formerly remote), due to an unfavorable decision by the Regional Court of the 2nd Region in a similar case.	570	468
7) Income taxes (IRPJ and CSLL) - Amortization of goodwill on the acquisition of equity interests.
Current status: This claim involves lawsuits in different administrative and judicial stages.	234	326
8) Deduction of the PIS and COFINS tax base on ship or pay contracts and charters of aircraft and vessels.
Current status: New notice issued in 2021. The claims involve lawsuit in administrative stage. An appeal was filed. A decision of the first administrative instance is awaited.	330	−
9) Collection of IRPJ and CSLL - Transfer price - Charter contracts
Current status: New notice issued in 2021. An appeal was filed. A decision of the first administrative instance is awaited.	287	−
10) Import tax, PIS/COFINS and customs fines - import of vessels through Repetro's Special Customs Regime.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2021, new notices were issued.	249	86
Plaintiff: States of SP, RJ, BA, PA, AL, MA, PB, PE, AM and SE Finance Departments
11) VAT (ICMS) and VAT credits on internal consumption of bunker fuel and marine diesel, destined to chartered vessels.
Current status: This claim involves several tax notices from the states which are in different administrative and judicial stages.	367	384
Plaintiff: States of RJ, AL and BA Finance Departments
12) VAT (ICMS) on dispatch of liquid natural gas (LNG) and C5+ (tax document not accepted by the tax authority), as well as challenges on the rights to this VAT tax credit.
Current status: This claim involves lawsuits in different administrative and judicial stages.	746	788
Plaintiff: States of RJ, AL, AM, PA, BA, GO, MA, SP and PE Finance Departments
13) Alleged failure to write-down VAT (ICMS) credits related to zero tax rated or non-taxable sales made by the Company and its customers.
Current status: This claim involves lawsuits in different administrative and judicial stages.	788	818
Plaintiff: States of RJ, BA, PE, SE and AM Finance Departments
14) The plaintiff alleges that the transfers between branches, especially in RJ, without segregating VAT (ICMS), under the special regime, reduced the total credits of the central department.
Current status: This claim involves lawsuits in different administrative and judicial stages.	800	812
Plaintiff: States of GO, RJ, PA, BA, SE, SP, PR, AM, CE, MT, RN and PE Finance Departments

15) Appropriation of ICMS credit on the acquisition of goods (products in general) that, in the understanding of the inspection, would fit into the concept of material for use and consumption, being the tax credit undue.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2021, new notices were issued.	569	517
Plaintiff: States of RJ, PR, AM, BA, PA, PE, SP and AL Finance Departments
16) Incidence of VAT (ICMS) over alleged differences in the control of physical and fiscal inventories.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2021, new notices were issued.	446	392
Plaintiff: State of SP Finance Department
17) Deferral of payment of VAT (ICMS) taxes on B100 Biodiesel sales and the charge of a 7% VAT rate on B100 on Biodiesel interstate sales, including states in the Midwest, North and Northeast regions of Brazil and the State of Espírito Santo.
Current status: This claim involves lawsuits in different administrative and judicial stages. In 2021, there was a review of the expected loss of a case, from possible to remote, due to a favorable Court decision.	232	416
Plaintiff: States of RJ, SP, BA, PE, PR, SE and CE Finance Departments
18) Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to property, plant and equipment.
Current status: New notices issued in 2021. This claim involves lawsuits still in administrative stages and other lawsuits in judicial stages.	417	331
Plaintiff: States of RJ, SP, BA, AL, PE, CE and AM Finance Departments
19) Misappropriation of VAT tax credit (ICMS) on the acquisitions of drills and chemicals used in the formulation of drilling fluid, per the tax authorities.
Current status: This claim involves lawsuits in different administrative and judicial stages.	421	418
Plaintiff: Municipal government of Angra dos Reis/RJ
20) Added value of ICMS on oil import operations.
Current status: This claim involves lawsuits in several judicial stages. The lawsuits are in different procedural stages, still without a decision on the merits in the first instance. In 2021, new lawsuits were filed.	289	99
Plaintiff: Municipal governments of the cities of Anchieta, Aracruz, Guarapari, Itapemirim, Marataízes, Linhares, Vila Velha and Vitória
21) Alleged failure to withhold and pay tax on services provided offshore (ISSQN) in favor of some municipalities in the State of Espírito Santo, under the allegation that the service was performed in their "respective coastal waters".
Current status: This claim involves lawsuits in different administrative and judicial stages.	1,071	1,056
Plaintiff: Several Municipalities
22) Alleged failure to withhold and pay tax on services (ISSQN).
Current status: There are lawsuits in different administrative and judicial stages.	201	190
23) Other tax matters	1,825	1,725
Total for tax matters	24,785	24,511

		Estimate
Description of labor matters	12.31.2021	12.31.2020
Plaintiff: Employees and Sindipetro Union of ES, RJ, BA, MG, SP, PE, PB, RN, CE, PI, PR and SC.
1) Actions requiring a review of the methodology by which the minimum compensation based on an employee's position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated.
Current status: The dispute is in the Federal Supreme Court (STF). Petrobras filed an appeal and, On 07/28/2021, the Minister Rapporteur decided favorably to the Company, reforming the decision of the Plenary of the Superior Labor Court (TST) which was contrary to Petrobras. Currently, the judgment of the appeals filed by the plaintiff and by several amicus curiae is in progress, with 3 votes in favor of the Company, recognizing the merit of the collective bargaining agreement signed between Petrobras and the unions. Considering that the last minister to vote requested additional information, the trial was suspended, and is pending the presentation of the vote by this last minister.	5,916	6,679
2) Other labor matters	1,256	1,500
Total for labor matters	7,172	8,179

		Estimate
Description of civil matters	12.31.2021	12.31.2020
Plaintiff: Ministério Público Federal, Ministério Público Estadual do Paraná, AMAR - Associação de Defesa do Meio Ambiente de Araucária, IAP - Instituto Ambiental do Paraná and IBAMA - Instituto Brasileiro de Meio Ambiente e Recursos Naturais Renováveis.

1) Administrative and legal proceedings that discuss:

a) Difference in special participation and royalties in different fields;

b) Fines imposed by ANP due to alleged failure to comply with the minimum exploration activities program, as well as alleged irregularities relating to compliance with oil and gas industry regulation. It also includes fines imposed by other agencies.

Current status: The claims involve lawsuits in different administrative and judicial stages.	1,197	1,319
Plaintiff: Agência Nacional de Petróleo, Gás Natural e Biocombustíveis - ANP
2) Proceedings challenging an ANP order requiring Petrobras to unite Tupi and Cernambi fields on the BM-S-11 joint venture; to unite Baúna and Piracicaba fields; and to unite Tartaruga Verde and Mestiça fields, which would cause changes in the payment of special participation charges.

Current status: This list involves claims that are disputed in court and in arbitration proceedings, as follows:

a) Tupi and Cernanbi: initially, the Company made judicial deposits for the alleged differences resulting from the special participation. However, with the reversal of the favorable injunction, the payment of these alleged differences were made directly to ANP, and such judicial deposits were resumed in the 2nd Quarter of 2019. Arbitration remains suspended by court decision;

b) Baúna and Piracicaba: the Court reassessed previous decision that disallowed judicial deposits, therefore the Company is currently depositing the controversial amounts. The arbitration is stayed.

c) Tartaruga Verde and Mestiça: The Company has authorization to make the judicial deposits relating to these fields. The Regional Federal Court of the Second Region has the opinion that the Chamber of Arbitration has jurisdiction on this claim and the arbitration is ongoing.

	829	471
Plaintiff: Agência Estadual de Regulação de Serviços Públicos de Energia, Transportes e Comunicações da Bahia (AGERBA) and State Gas Companies
3) Public Civil Action (ACP) to discuss the alleged illegality of the gas supply made by the company to its Nitrogenated Fertilizer Production Unit (FAFEN / BA).
Current status: In March 2022, the Company entered into an agreement to extinguish the litigation involving AGERBA, classifying a portion of this amount under dispute as probable and other portion as remote. The claims also involve other lawsuits in different legal stages.	29	308
Plaintiff: Several service providers
4) Claims related to goods and services supply contracts, with emphasis on discussions about economic and financial imbalance, contractual breach, fines and early termination of contracts.
Current status: The claims involve lawsuits in different administrative and judicial stages.	2,472	1,687
5) Several lawsuits of civil nature, with emphasis on those related to expropriation and easement of passage, corporate disputes and civil liability.	885	836
Total for civil matters	5,412	4,621

		Estimate
Description of environmental matters	12.31.2021	12.31.2020
Plaintiff: Ministério Público Federal, Ministério Público Estadual do Paraná, AMAR - Associação de Defesa do Meio Ambiente de Araucária, IAP - Instituto Ambiental do Paraná and IBAMA - Instituto Brasileiro de Meio Ambiente e Recursos Naturais Renováveis.
1) Legal proceeding related to specific performance obligations, indemnification and compensation for damages related to an environmental accident that occurred in the State of Paraná on July 16, 2000.
Current status: The parties entered into an agreement and resolved the issue of merit, pending only the discussion relating to the amount of attorney fees.	36	425
2) Several lawsuits of an environmental nature, with emphasis on fines related to the company's operations and public civil action for alleged environmental damage due to the sinking of Platform P-36.	1,156	1,040
Total for environmental matters	1,192	1,465